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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [X]; Amendment Number: 1

This Amendment (Check only one.): [X] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Perseus, L.L.C.
Address: 2099 Pennsylvania Avenue, N.W., Suite 900
         Washington, D.C. 20006

Form 13F File Number: 028-05587

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Terry E. Everett
Title: Assistant Secretary
Phone: 202-452-0101

Signature, Place, and Date of Signing:


/s/ Terry E. Everett                       Washington, D.C.   November 18, 2008
----------------------------------------   ----------------   -----------------
[Signature]                                [City, State]      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:          7
Form 13F Information Table Value Total:   $125,165
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE

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                                          FORM 13F INFORMATION TABLE

SOLE

          COLUMN 1            COLUMN 2   COLUMN 3  COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7           COLUMN 8
----------------------------  --------  ---------  --------  --------------------  ----------  --------  --------------------------
                                                                                                              VOTING AUTHORITY
                              TITLE OF               VALUE    SHRS OR   SH/  PUT/  INVESTMENT    OTHER   --------------------------
       NAME OF ISSUER           CLASS     CUSIP    (X$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS     SOLE      SHARED   NONE
----------------------------  --------  ---------  --------  ---------  ---  ----  ----------  --------  ---------  ---------  ----
Cardiac Science Corp          COM       14141A108   $25,050  3,054,885  SH         DEFINED               3,054,885
Clean Energy Fuels Corp       COM       184499101   $ 1,333    116,029  SH         DEFINED                 116,029

JOINT

          COLUMN 1            COLUMN 2   COLUMN 3  COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7           COLUMN 8
----------------------------  --------  ---------  --------  --------------------  ----------  --------  --------------------------
                                                                                                              VOTING AUTHORITY
                              TITLE OF               VALUE    SHRS OR   SH/  PUT/  INVESTMENT    OTHER   --------------------------
       NAME OF ISSUER           CLASS     CUSIP    (X$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS     SOLE      SHARED   NONE
----------------------------  --------  ---------  --------  ---------  ---  ----  ----------  --------  ---------  ---------  ----
Allos Therapeutics Inc        COM       019777101   $ 6,297    911,353  SH         OTHER                              911,353
Auxilium Pharmaceuticals Inc  COM       05334D107   $35,004  1,041,180  SH         OTHER                            1,041,180
Barrier Therapeutics Inc      COM       06850R108   $13,365  3,324,734  SH         OTHER                            3,324,734
Replidyne Inc                 COM       76028W107   $ 2,009  1,487,808  SH         OTHER                            1,487,808
MAP Pharmaceuticals Inc       COM       56509R108   $42,107  4,076,169  SH         OTHER                            4,076,169